COMMITMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments [Abstract]
COMMITMENTS	COMMITMENTS
(a)Commitments arising from loans

In relation to certain contracts committed by the Company for the financing of the Boeing 777 aircraft, which are guaranteed by the Export – Import Bank of the United States of America, limits have been established for some financial indicators of LATAM Airlines Group S.A. on a consolidated basis. Under no circumstance does non-compliance with these limits generate loan acceleration.

The Company and its subsidiaries do not have credit agreements that impose limits on financial indicators of the Company or its subsidiaries, with the exception of those detailed below:

On October 12, 2022, LATAM Airlines Group S.A., acting through its Florida branch, closed a new four years revolving credit facility (“Exit RCF”) of US$500 million with a consortium of five banks led by JP Morgan Chase Bank, N.A. As of December 31, 2023, this credit facility is undrawn and fully available. In addition, LATAM Airlines Group S.A., together with Professional Airline Services, Inc., a Florida corporation and a wholly owned subsidiary of LATAM Airlines Group S.A., issued (i) on October 12, 2022, as modified on November 3, 2022, a five years term loan facility (“Term Loan B Facility”) of US$1,100 million (US$1,089 million outstanding as of December 31, 2023), (ii) on October 18, 2022, a 13.375% senior secured notes due 2027 (“2027 Notes”) for an aggregate principal amount of US$450 million and (iii) on October 18, 2022, a 13.375% senior secured notes due 2029 (“2029 Notes”, together with the 2027 Notes, the “Notes”) for and aggregate principal amount of US$700 million. The Exit RCF, the Term Loan B Facility and the Notes (together, the “Exit Financing”) share the same intangible collateral composed mainly of the FFP (LATAM Pass loyalty program) business receivables, Cargo business receivables, certain slots, gates and routes and LATAM’s intellectual property and brands. The Exit Financing contains certain covenants limiting us and our restricted subsidiaries’ ability to, among other things, make certain types of restricted payments, incur debt or liens, merge or consolidate with others, dispose of assets, enter into certain transactions with affiliates, engage in certain business activities or make certain investments. In addition, the agreements include a minimum liquidity restriction, requiring us to maintain a minimum liquidity, measured at the consolidated Company (LATAM Airlines Group S.A.) level, of US$750 million

On November 3, 2022, LATAM Airlines Group S.A., acting through its Florida branch, amended and extended the 2016 revolving credit facility (“RCF”) with a consortium of thirteen financial institutions led by Citibank, N.A., guaranteed by aircraft, engines and spare parts for a total committed amount of US$600 million. The RCF includes restrictions of minimum liquidity measured at the consolidated Company level (with a minimum level of US$750 million and measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum level of US$400 million jointly). Compliance with these restrictions is a prerequisite for drawing under the line; if the line is used, compliance with said restrictions must be reported periodically, and non-compliance with these restrictions may trigger an acceleration of the loan. As of December 31, 2023, this line of credit is undrawn and fully available.

On November 3, 2022, LATAM Airlines Group S.A., acting through its Florida branch, executed a five years credit facility (“Spare Engine Facility”) with, among others, Crédit Agricole Corporate and Investment Bank, acting through its New York branch, as facility agent and arranger and guaranteed by spare engines for a principal amount of US$275 million. As of December 31, 2023, the outstanding amount under the Spare Engine Facility is US$266.8 million. The facility includes restrictions of minimum liquidity measured at the consolidated Company level (with a minimum level of US$750 million) and measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A. (with a minimum level of US$400 million jointly).

As of December 31, 2023, the Company complies with the aforementioned minimum liquidity covenants.
b)Other commitments
As of December 31, 2023, the Company maintains valid letters of credit, guarantee notes and guarantee insurance policies, according to the following detail:

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA	LATAM Airlines Perú S.A.	49	Letter of Credit	202,583	Jan 11, 2024
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400	TAM Linhas Aereas S.A.	1	Guarantee Insurance	57,554	Apr 20, 2025
ISOCELES	LATAM Airlines Group S.A.	1	Letter of Credit	41,000	Aug 1, 2026
UNIÃO FEDERAL ( FAZENDA NACIONAL)	TAM Linhas Aereas S.A.	1	Guarantee Insurance	33,045	Jul 30, 2024
UNIÃO FEDERAL - PGFN	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	21,538	Feb 22, 2025
UNIÃO FEDERAL - PGFN	TAM Linhas Aereas S.A.	4	Guarantee Insurance	21,131	Sep 28, 2024
UNIÃO FEDERAL - FAZENDA NACIONAL	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	17,838	Apr 14, 2025
UNIÃO FEDERAL	TAM Linhas Aereas S.A.	5	Guarantee Insurance	11,226	Feb 4, 2025
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON	TAM Linhas Aereas S.A.	7	Guarantee Insurance	10,844	Apr 2, 2024
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	9,752	Mar 4, 2025
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC	LATAM Airlines Group S.A.	19	Letter of Credit	6,305	Feb 1, 2024
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	6,263	Dec 31, 2099
BBVA	LATAM Airlines Group S.A.	1	Letter of Credit	3,800	Jan 23, 2025
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,962	Dec 31, 2099
FUNDAÇÃO DE PROTEÇÃO E DEFESA DO CONSUMIDOR DE SÃO PAULO - PROCON	TAM Linhas Aereas S.A.	1	Guarantee Insurance	5,016	Mar 7, 2025
BOND SAFEGUARD INSURANCE COMPANY	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,700	Jul 20, 2024
COMISÓN EUROPEA	LATAM Airlines Group S.A.	1	Letter of Credit	2,598	Mar 29, 2024
UNIAO FEDERAL (FAZENDA NACIONAL)	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,457	Nov 16, 2025
17ª VARA CÍVEL DA COMARCA DA CAPITAL DE JOÃO PESSOA/PB	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,527	Jun 25, 2028
PROCON - FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR	TAM Linhas Aereas S.A.	2	Guarantee Insurance	4,178	Nov 17, 2025
JFK INTERNATIONAL AIR TERMINAL LLC	LATAM Airlines Group S.A.	1	Letter of Credit	2,300	Jan 27, 2024

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT)	LATAM Airlines Group S.A.	6	Letter of Credit	2,462	Mar 13, 2024
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400	ABSA Aerolinhas Brasileiras S.A.	1	Guarantee Insurance	2,245	May 7, 2025
SERVICIO NACIONAL DE ADUANA DEL ECUADOR	LATAM-Airlines Ecuador S.A.	4	Letter of Credit	2,130	May 8, 2024
VARA DE EXECUÇÕES FISCAIS ESTADUAIS DA COMARCA DE SÃO PAULO/SP - EXECUÇÃO FISCAL N.º 1507367-03.2016.8.26.0014	TAM Linhas Aereas S.A.	1	Guarantee Insurance	2,025	Apr 24, 2025
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A.	LATAM Airlines Group S.A.	18	Letter of Credit	1,551	Mar 29, 2024
14ª VARA FEDERAL DA SEÇÃO JUDICIÁRIA DO DISTRITO FEDERAL / TRIBUNAL: 7ª TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - ANULATÓRIA N.º 0007263-25.2008.4.01.3400	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,867	May 29, 2025
UNIÃO FEDERAL, REPRESENTADO PELA PROCURADORIA SECCIONAL DA FAZENDA NACIONAL EM CAMPINAS	ABSA Aerolinhas Brasileiras S.A.	1	Guarantee Insurance	1,931	Nov 30, 2025
FIANÇA TAM LINHAS AÉREAS X JUIZ FEDERAL DE UMA DAS VARAS DA SEÇÃO JUDICIÁRIA DE BRASÍLIA/	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,810	Dec 31, 2099
LIMA AIRPORT PARTNERS S.R.L.	LATAM Airlines Group S.A.	32	Letter of Credit	1,628	Dec 31, 2023
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	964	Dec 31, 2099
UNIDAD ADMINISTRATIVA BOGOTÁ	LATAM Airlines Group S.A.	4	Letter of Credit	1,432	Apr 17, 2024
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,435	Dec 31, 2099
JFK INTERNATIONAL AIR TERMINAL LLC	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,300	Jan 25, 2024
MUNICIPIO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,239	Dec 31, 2099
AENA AEROPUERTOS S.A	LATAM Airlines Group S.A.	2	Letter of Credit	2,370	Nov 15, 2024
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS	LATAM Airlines Group S.A.	5	Letter of Credit	1,074	Jan 2, 2024
FUNDAÇÃO DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DE SÃO PAULO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,152	Dec 31, 2099
PARQUE DE MAETERIAL AERONAUTICO DO GALEAO - PAMA GL	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,053	Jun 18, 2024
				497,285
Letters of credit related to right-of-use assets are included in Note 16 Property, plant and equipment letter (d) Additional information Property, plant and equipment, in numeral (i) Property, plant and equipment delivered as collateral.